UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    4/26/2004
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            66
                                         ------------
Form 13F Information Table Value Total:  $    159,920
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP            PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- --------- ---- ------ ----
3M Co Com                      COM              88579Y101  4294278   52452          None    Defined 1    0      0    0
American Express Co N Y Com    Com              25816109    653310   12600          Sole    Sole         0      0    0
American International Group   COM              26874107   5666652   79420          None    Defined 1    0      0    0
Amgen                          COM              31162100   2923517   50275          None    Defined 1    0      0    0
Analog Devices Inc             COM              32654105    865484   18027          None    Defined 1    0      0    0
Applied Materials Inc.         COM              38222105   2316480  108602          None    Defined 1    0      0    0
Bank of America Corp           Com              60505104    283430    3500          Sole    Sole         0      0    0
Bank of America Corp           COM              60505104  31662856  390996          None    Defined 1    0      0    0
Bank of New York Co Inc Com    Com              64057102    189000    6000          Sole    Sole         0      0    0
Chevrontexaco Corp             Com              166764100   263340    3000          Sole    Sole         0      0    0
Chevrontexaco Corp             COM              166764100  2187829   24924          None    Defined 1    0      0    0
Cisco Systems Inc              COM              17275R102  2882461  122294          None    Defined 1    0      0    0
CitiGroup                      Com              172967101   258500    5000          Sole    Sole         0      0    0
CitiGroup                      COM              172967101  5104011   98724          None    Defined 1    0      0    0
Coca-Cola Company              Com              191216100   201200    4000          Sole    Sole         0      0    0
Cooper Cameron Corp            COM              216640102  2849642   64691          None    Defined 1    0      0    0
Cyberonics Inc.                COM              23251P102   657760   27464          None    Defined 1    0      0    0
Dominion Res Inc Va            COM              25746U109  1776609   27630          None    Defined 1    0      0    0
Dow Chem Co                    Com              260543103   241680    6000          Sole    Sole         0      0    0
Dow Chem Co                    COM              260543103  4338845  107717          None    Defined 1    0      0    0
E P Medsystems Inc             COM              26881P103   271613   87617          None    Defined 1    0      0    0
Eli Lilly & Co                 Com              532457108   200700    3000          Sole    Sole         0      0    0
Eli Lilly & Co                 COM              532457108  3244574   48499          None    Defined 1    0      0    0
EMC Corp                       COM              268648102   239536   17600          None    Defined 1    0      0    0
Exxon Mobil Corp Com           Com              30231G102   291130    7000          Sole    Sole         0      0    0
Exxon Mobil Corp Com           COM              30231G102  4053904   97473          None    Defined 1    0      0    0
General Electric Co            Com              369604103   915600   30000          Sole    Sole         0      0    0
General Electric Co            COM              369604103  4327346  141787          None    Defined 1    0      0    0
Gillette Company               COM              375766102   175950    4500          None    Defined 1    0      0    0
Goldman Sachs Group            COM              38141G104  3684906   35313          None    Defined 1    0      0    0
Grant Prideco                  COM              38821G101   348750   22500          None    Defined 1    0      0    0
Honeywell Intl Inc             Com              438516106   203100    6000          Sole    Sole         0      0    0
Honeywell Intl Inc             COM              438516106  4256032  125732          None    Defined 1    0      0    0
Intel Corp                     COM              458140100  3125680  114915          None    Defined 1    0      0    0
International Business Machine COM              459200101  2226151   24239          None    Defined 1    0      0    0
J P Morgan Chase & Co.         COM              46625H100  4868882  116064          None    Defined 1    0      0    0
Johnson & Johnson              COM              478160104  1157684   22825          None    Defined 1    0      0    0
Laboratory Corp Amer           COM              50540R409   902750   23000          None    Defined 1    0      0    0
Liberty Media New Ser A        COM              530718105  3561906  325288          None    Defined 1    0      0    0
Medtronic Inc                  Com              585055106   191000    4000          Sole    Sole         0      0    0
Medtronic Inc                  COM              585055106  3815891   79914          None    Defined 1    0      0    0
Mellon Financial Corp          COM              585509102   342626   10950          None    Defined 1    0      0    0
Merck & Co Inc                 COM              589331107  2990517   67674          None    Defined 1    0      0    0
Merrill Lynch & Co             COM              590188108  2159038   36250          None    Defined 1    0      0    0
Microsoft Corp                 COM              594918104  3513879  140950          None    Defined 1    0      0    0
Morgan Stanley Dean Witter & C COM              617446448   676140   11800          None    Defined 1    0      0    0
Northrop Grumman Corp          COM              666807102  3356952   34108          None    Defined 1    0      0    0
Novartis A G Spon Adr          COM              66987V109  1396680   32786          None    Defined 1    0      0    0
Pfizer Inc                     Com              717081103   578325   16500          Sole    Sole         0      0    0
Pfizer Inc                     COM              717081103  4534350  129368          None    Defined 1    0      0    0
Procter & Gamble Co            Com              742718109   209760    2000          Sole    Sole         0      0    0
Procter & Gamble Co            COM              742718109  3537424   33728          None    Defined 1    0      0    0
Smith International            COM              832110100   218321    4080          None    Defined 1    0      0    0
Southwest Airlines             Com              844741108   213150   15000          Sole    Sole         0      0    0
Standard & Poors               COM              78462F103   521843    4614          None    Defined 1    0      0    0
Target Corp                    COM              87612E106  2691648   59761          None    Defined 1    0      0    0
Texas Instruments Inc.         COM              882508104  3320559  113640          None    Defined 1    0      0    0
Time Warner                    COM              887315109  3168887  187953          None    Defined 1    0      0    0
Transocean                     COM              G90078109  1223036   43852          None    Defined 1    0      0    0
Viacom Inc Non Vtg Cl B        COM              925524308  3129213   79807          None    Defined 1    0      0    0
Vornado Realty Trust           Com              929042109   544320    9000          Sole    Sole         0      0    0
Wal Mart Stores Inc            COM              931142103  2052978   34394          None    Defined 1    0      0    0
Walgreen Co                    COM              931422109  3291327   99889          None    Defined 1    0      0    0
Weatherford International      COM              G95089101   945675   22500          None    Defined 1    0      0    0
Wells Fargo                    Com              949746101   226680    4000          Sole    Sole         0      0    0
Wrigley Wm JR Co               COM              982526105  3396711   57455          None    Defined 1    0      0    0